RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related parties and thieir relationships

Entity or individual name	Relationship with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	JD Group is a shareholder of the Group
Individual Director or Officer	Directors or Officers of the Group

Schedule of significant related party transactions

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Purchases of goods and services from JD Group	544,708	607,086	827,574

Schedule of amounts due to related parties

	As of December 31,
	2018	2019
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under investment programs offered by the Group	14,569	40,804
Total	14,569	40,804